Equipment, net (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	[1]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation	$ 123,799	$ 142,518	$ 525,295	$ 607,138
Seamless Group Inc [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation				607,138	$ 701,262
General and Administrative Expense [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation			$ 446,485	$ 607,138

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.